TYPE                    13F-HR
PERIOD                  3/31/2005
FILER
	CIK             0001103887
	CCC             ika5s$fg
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Jennifer W. Nam
	PHONE           212-297-2958

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2958
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, May 13th,2005

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: LINES 28

Form 13F Information Table Value Total: AMOUNT $122,384 (thousands)

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							      FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------
Column 1                    Column 2        Column 3      Column 4     Column 5           Column 6 Column 7      Column 8
						          Value        SHRS OR  SH/  PUT/ Invstmt  Other  Voting Authority (Shares)
Name of Issuer              Title of Class  CUSIP         (x$1000)     PRN AMT  PRN  CALL Dscretn  Mgrs    Sole   Shar None
--------------------------------------------------------------------------------------------------------------------------


AT&T CORP                     COM NEW          001957505    1,875      100,000SH           100,000         100,000
ALPHA NATURAL RESOURCES INC   COM              02076X102      143        5,000SH             5,000           5,000
AMERICAN REPROGRAPHICS CO     COM              029263100       14        1,000SH             1,000           1,000
AO TATNEFT                    SPON ADR REG S   03737P306    2,754       86,000SH            86,000          86,000
BELLSOUTH CORP                COM              079860102    7,624      290,000SH           290,000         290,000
CHARTER COMMUNICATIONS - A    CL A             16117M107      800      500,000SH           500,000         500,000
CISCO SYS INC                 COM              17275R102    4,473      250,000SH           250,000         250,000
DEX MEDIA INC                 COM              25212E100      103        5,000SH             5,000           5,000
DIRECTTV GROUP, INC           COM              25459L106    2,524      175,000SH           175,000         175,000
DOBSON COMMUNICATIONS CORP    CL A             256069105      101       50,000SH            50,000          50,000
DOLBY LABORATORIES INC        COM              25659T107      353       15,000SH            15,000          15,000
ECHOSTAR COMMUNICATIONS NEW   CL A             278762109    3,071      105,000SH           105,000         105,000
FAIRPOINT COMMUNICATIONS INC  COM              305560104      823       55,000SH            55,000          55,000
INTERNATIONAL SECS EXCH INC   CL A             46031W204    5,226      201,000SH           201,000         201,000
JP MORGAN CHASE & CO          COM              46625H100    5,709      165,000SH           165,000         165,000
MMC NORILSK NICKEL ADR        COM              46626D108    5,310       90,000SH            90,000          90,000
LUCENT  TECHNOLOGIES INC      COM              549463107    1,100      400,000SH           400,000         400,000
MECHEL STEEL GROUP OAO        SPONSORED ADR    583840103      402       15,000SH            15,000          15,000
MEDIACOM COMMUNICATIONS CORP  CL A             58446K105    2,178      333,100SH           333,100         333,100
MORGAN STANLEY                COM NEW          617446448    9,504      166,000SH           166,000         166,000
NTL INC DEL                   COM              62940M104    1,592       25,000SH            25,000          25,000
NASDAQ 100 TR                 UNIT SER 1       631100104   54,855      1500000     PUT     1500000                    1500000
NEWS CORP                     CL A             65248E104    2,109      124,644SH           124,644         124,644
NORTEL NETWORKS CORP NEW      COM              656568102    1,365      500,000SH           500,000         500,000
OPTIONSXPRESS HLDGS INC       COM              684010101       40        2,500SH             2,500           2,500
SBC COMMUNICATIONS            COM              78387G103    5,923      250,000SH           250,000         250,000
SPRINT CORP - FON GROUP       COM FON          852061100    2,276      100,000SH           100,000         100,000
TRITON PCS HLDGS INC          CL A             89677M106      138       62,000SH            62,000          62,000


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